Share-based compensation - Schedule of Expenses Arising from Share-based Payment Transactions (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from equity-settled share-based payment transactions	SFr 71.5	SFr 31.8	SFr 33.8
Share-based compensation	57.5	27.3	38.3
LTIP 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from equity-settled share-based payment transactions	51.9	24.4	0.0
LTIP 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from equity-settled share-based payment transactions	0.0	0.0	32.7
Other
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from equity-settled share-based payment transactions	SFr 19.6	SFr 7.4	SFr 1.1